UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23222
Hartford Funds Exchange-Traded Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report

April 30, 2026

Hartford Equity Premium Income ETF
HEMI/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Equity Premium Income ETF (the "Fund") for the period of December 16, 2025 (commencement of operations of Fund) to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Equity Premium Income ETF	$19	0.49%
*	Costs of a $10,000 investment for a full six-month period would be higher.
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,783,911
Total number of portfolio holdings	86
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	22%
*	Reflects rate for the period of December 16, 2025 through April 30, 2026.
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.0%
Communication Services	12.4%
Financials	11.3%
Consumer Discretionary	10.3%
Industrials	9.8%
Health Care	7.7%
Consumer Staples	4.2%
Energy	3.3%
Utilities	2.5%
Materials	1.5%
Real Estate	1.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEMI_0426

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Equity Premium Income ETF
Semi-Annual Financial Statements
and Other Information
April 30, 2026 (Unaudited)

Hartford Equity Premium Income ETF
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the
U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments
Hartford Equity Premium Income ETF	2
Glossary	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies	20
Item 9. Proxy Disclosures for Open-End Management Companies	21
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Companies	22
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Approval of Investment Management and Investment Sub-Advisory Agreements	23

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Equity Premium Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Automobiles & Components - 0.4%
330	Tesla, Inc.*	$125,938
	Banks - 4.0%
5,372	Fifth Third Bancorp	272,683
2,459	JP Morgan Chase & Co.(1)	770,232
3,303	Wells Fargo & Co.(1)	271,606
		1,314,521
	Capital Goods - 9.3%
1,342	Boeing Co.*	307,358
1,928	Builders FirstSource, Inc.*	152,486
424	Cummins, Inc.	284,508
695	Eaton Corp. PLC	300,942
1,189	Ferguson Enterprises, Inc.	318,307
343	FTAI Aviation Ltd.	85,637
194	GE Vernova, Inc.	210,191
629	General Electric Co.	182,366
1,660	ITT, Inc.	355,804
960	L3Harris Technologies, Inc.	307,728
259	Parker-Hannifin Corp.	235,540
1,730	RTX Corp.	304,601
		3,045,468
	Commercial & Professional Services - 0.5%
846	Republic Services, Inc.	177,000
	Consumer Discretionary Distribution & Retail - 8.3%
6,883	Amazon.com, Inc.*(1)	1,824,408
104	AutoZone, Inc.*	385,219
823	Dick's Sporting Goods, Inc.	186,755
806	Lowe's Cos., Inc.	192,465
30	Pool Corp.	6,400
2,080	Wayfair, Inc. Class A*	132,974
		2,728,221
	Consumer Services - 1.6%
896	DoorDash, Inc. Class A*	151,110
988	Marriott International, Inc. Class A	357,350
		508,460
	Consumer Staples Distribution & Retail - 2.9%
2,771	BJ's Wholesale Club Holdings, Inc.*(1)	260,169
165	Casey's General Stores, Inc.	135,655
4,097	Walmart, Inc.(1)	540,517
		936,341
	Energy - 3.3%
893	Diamondback Energy, Inc.	183,628
893	EOG Resources, Inc.	125,529
1,797	Exxon Mobil Corp.(1)	277,331
728	Phillips 66	130,421
713	Targa Resources Corp.	185,437
2,300	Williams Cos., Inc.(1)	175,513
		1,077,859
	Equity Real Estate Investment Trusts (REITs) - 1.2%
1,843	Welltower, Inc. REIT(1)	400,558
	Financial Services - 6.0%
591	Goldman Sachs Group, Inc.(1)	545,948
2,577	Intercontinental Exchange, Inc.	407,398
1,486	KKR & Co., Inc.(1)	155,049
1,294	Mastercard, Inc. Class A(1)	650,779
2,387	Nasdaq, Inc.(1)	219,389
		1,978,563
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Food, Beverage & Tobacco - 1.3%
2,176	Monster Beverage Corp.*	$167,704
1,555	Philip Morris International, Inc.	256,684
		424,388
	Health Care Equipment & Services - 2.1%
2,126	Abbott Laboratories(1)	193,020
3,039	Edwards Lifesciences Corp.*(1)	253,756
364	HCA Healthcare, Inc.	158,140
495	Veeva Systems, Inc. Class A*	77,205
		682,121
	Insurance - 1.3%
599	Arthur J Gallagher & Co.(1)	123,634
925	Chubb Ltd.	302,475
		426,109
	Materials - 1.5%
703	Linde PLC	352,301
388	Sherwin-Williams Co.	124,785
		477,086
	Media & Entertainment - 12.4%
6,367	Alphabet, Inc. Class A(1)	2,450,022
934	EchoStar Corp. Class A*	115,013
2,336	Liberty Media Corp.-Liberty Formula One Class C*	200,779
1,386	Meta Platforms, Inc. Class A(1)	848,107
4,711	Netflix, Inc.*(1)	440,997
		4,054,918
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
727	Eli Lilly & Co.(1)	679,454
2,492	Gilead Sciences, Inc.(1)	326,053
3,367	Merck & Co., Inc.(1)	367,609
351	United Therapeutics Corp.*	200,544
623	Vertex Pharmaceuticals, Inc.*	266,258
		1,839,918
	Semiconductors & Semiconductor Equipment - 17.9%
1,695	Advanced Micro Devices, Inc.*	600,860
3,068	Broadcom, Inc.(1)	1,280,675
253	KLA Corp.	442,839
708	Micron Technology, Inc.	366,149
14,533	NVIDIA Corp.(1)	2,900,351
984	Texas Instruments, Inc.	276,583
		5,867,457
	Software & Services - 8.1%
220	AppLovin Corp. Class A*	98,197
500	Intuit, Inc.	194,250
4,466	Microsoft Corp.(1)	1,821,145
1,094	Oracle Corp.(1)	176,561
1,197	Palantir Technologies, Inc. Class A*	166,515
764	PTC, Inc.*	104,133
1,590	Trimble, Inc.*	107,039
		2,667,840
	Technology Hardware & Equipment - 7.0%
6,876	Apple, Inc.(1)	1,865,803
1,015	Cisco Systems, Inc.	92,872
2,004	Corning, Inc.	329,137
		2,287,812
	Utilities - 2.5%
1,374	Atmos Energy Corp.(1)	261,032
The accompanying notes are an integral part of these financial statements.

2

Hartford Equity Premium Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.2% - (continued)
	Utilities - 2.5% - (continued)
4,644	Dominion Energy, Inc.(1)		$299,538
2,268	WEC Energy Group, Inc.		267,488
			828,058
	Total Common Stocks (cost $29,769,606)		$31,848,636
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 234,234	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $234,258; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $238,973		$234,234
	Total Short-Term Investments (cost $234,234)		$234,234
	Total Investments (cost $30,003,840)	97.9%	$32,082,870
	Other Assets and Liabilities	2.1%	701,041
	Net Assets	100.0%	$32,783,911
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	All, or a portion of the security, was pledged as collateral in connection with written option contracts. As of April 30, 2026, the market value of securities pledged was $13,535,356.

Exchange-Traded Option Contracts Outstanding at April 30, 2026
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Call
SPDR S&P 500 Option	726.08	USD	05/01/2026	(92)	USD	(9,200)	$(476)	$(10,919)	$10,443
SPDR S&P 500 Option	726.97	USD	05/04/2026	(92)	USD	(9,200)	(11,011)	(11,011)	—
SPDR S&P 500 Option	723.58	USD	05/05/2026	(92)	USD	(9,200)	(10,919)	(10,919)	—
SPDR S&P 500 Option	725.03	USD	05/06/2026	(92)	USD	(9,200)	(14,349)	(10,919)	(3,430)
SPDR S&P 500 Option	728.00	USD	05/07/2026	(91)	USD	(9,100)	(10,892)	(10,892)	—
Total Written Option Contracts exchange-traded option contracts							$(47,647)	$(54,660)	$7,013

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	21	06/18/2026	$760,594	$35,918
Total futures contracts				$35,918
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent Financial Statements and Other Information.
The accompanying notes are an integral part of these financial statements.

3

Hartford Equity Premium Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$31,848,636	$31,848,636	$—	$—
Short-Term Investments	234,234	—	234,234	—
Futures Contracts(2)	35,918	35,918	—	—
Total	$32,118,788	$31,884,554	$234,234	$—
Liabilities
Written Options	$(47,647)	$—	$(47,647)	$—
Total	$(47,647)	$—	$(47,647)	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

4

Hartford Equity Premium Income ETF
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Currency Abbreviations:
USD	United States Dollar
Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

5

Hartford Equity Premium Income ETF
 Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Hartford Equity Premium Income ETF
Assets:
Investments in securities, at market value	$31,848,636
Repurchase agreements	234,234
Cash	941,371
Cash collateral due from broker on futures contracts	50,657
Receivables:
From affiliates	4,674
Investment securities sold	10,891
Dividends and interest	5,363
Variation margin on futures contracts	5,485
Total assets	33,101,311
Liabilities:
Payables:
Investment management fees	11,392
Accounting services fees	270
Board of Trustees' fees	19
Distributions payable	232,592
Written options	47,647
Accrued expenses	25,480
Total liabilities	317,400
Net assets	$32,783,911
Summary of Net Assets:
Paid-in-capital	$32,137,747
Distributable earnings (loss)	646,164
Net assets	32,783,911
Net asset value per share	40.98
Shares issued and outstanding	800,000
Cost of investments	$30,003,840
Written option contracts premiums received	$54,660
The accompanying notes are an integral part of these financial statements.

6

Hartford Equity Premium Income ETF
 Statement of Operations
For the Period Ended April 30, 2026 (Unaudited)

Hartford Equity Premium Income ETF(1)
Investment Income:
Dividends	$62,226
Interest	12,406
Less: Foreign tax withheld	(91)
Total investment income, net	74,541
Expenses:
Investment management fees	34,730
Custodian fees	6,226
Accounting services fees	768
Board of Trustees' fees	100
Audit and tax fees	17,154
Basket creation fees	529
Other expenses	1,982
Total expenses (before waivers)	61,489
Expense waivers	(22,813)
Total waivers	(22,813)
Total expenses	38,676
Net Investment Income (Loss)	35,865
Net Realized Gain (Loss) on Investments and Other Financial Instruments on:
Investments	(455,268)
Futures contracts	(10,906)
Written options contracts	(311,421)
Net Realized Gain (Loss) on Investments and Other Financial Instruments	(777,595)
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments of:
Investments	2,079,030
Futures contracts	35,918
Written options contracts	7,013
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments	2,121,961
Net Gain (Loss) on Investments and Other Financial Instruments	1,344,366
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,380,231

(1)	Commenced operations on December 16, 2025.
The accompanying notes are an integral part of these financial statements.

7

Hartford Equity Premium Income ETF
 Statement of Changes in Net Assets

Hartford Equity Premium Income ETF
For the Period Ended April 30, 2026 (Unaudited)(1)
Operations:
Net investment income (loss)	$35,865
Net realized gain (loss) on investments and other financial instruments	(777,595)
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	2,121,961
Net Increase (Decrease) in Net Assets Resulting from Operations	1,380,231
Distributions to Shareholders	(734,067)
Capital Share Transactions:
Sold	32,137,788
Redeemed	(41)
Net increase (decrease) from capital share transactions	32,137,747
Net Increase (Decrease) in Net Assets	32,783,911
Net Assets:
Beginning of period	—
End of period	$32,783,911

(1)	Commenced operations on December 16, 2025.
The accompanying notes are an integral part of these financial statements.

8

Hartford Equity Premium Income ETF
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Equity Premium Income ETF
For the Period Ended April 30, 2026 (Unaudited)(5)
$40.00	$0.07	$2.07	$2.14	$—	$(1.16)	$(1.16)	$40.98	5.50%(6)	$32,784	0.78%(7)	0.49%(7)	0.45%(7)	22%(8)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.
(5)	Commenced operations on December 16, 2025.
(6)	Not annualized.
(7)	Annualized.
(8)	Reflects the Fund’s portfolio turnover for the period December 16, 2025 through April 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

Hartford Equity Premium Income ETF
 Notes to Financial Statements
 April 30, 2026 (Unaudited)

1.
Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of ten operational series as of April 30, 2026. Financial statements for the Hartford Equity Premium Income ETF ("Equity Premium Income ETF" or the "Fund") are included in this report. The financial statements of the remaining series of the Trust are presented separately.
The Fund commenced operations on December 16, 2025. Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of the Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Fund's Distributor.
The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Fund are registered under the Securities Act of 1933, as amended (the "Securities Act"). The Fund is a non-diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946," Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of the Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate the Fund’s NAV in accordance with applicable law. The NAV for the shares of the Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of the Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to the Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.

10

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.

11

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statement of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – The Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Fund invests. The Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statement of Operations as a reduction to investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
For the period ended April 30, 2026, the Fund did not engage in any foreign currency transactions.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of the Fund is to pay dividends from net investment income, if any, monthly and realized gains, if any, annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
g)
Segment Reporting – The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund's prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. The Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest.

12

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See the Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by the Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the Fund. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.
a)
Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.
During the period ended April 30, 2026, the Fund had used futures contracts.
b)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). The Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase the Fund’s exposure to the underlying instrument. Writing call options may decrease the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options may increase the Fund’s exposure to the underlying instrument. Purchasing put options may decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the period ended April 30, 2026, the Fund had used options contracts.

13

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

c)
Additional Derivative Instrument Information:
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$35,918	$—	$35,918
Total	$—	$—	$—	$35,918	$—	$35,918
Liabilities:
Written options, market value	$—	$—	$—	$47,647	$—	$47,647
Total	$—	$—	$—	$47,647	$—	$47,647

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(10,906)	$—	$(10,906)
Net realized gain (loss) on written options contracts	—	—	—	(311,421)	—	(311,421)
Total	$—	$—	$—	$(322,327)	$—	$(322,327)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$35,918	$—	$35,918
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	7,013	—	7,013
Total	$—	$—	$—	$42,931	$—	$42,931
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	19
Written Options at Notional Amount	$(27,500)
d)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present the Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by the Fund as of April 30, 2026:

14

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$35,918	$—
Written options	—	(47,647)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	35,918	(47,647)
Derivatives not subject to a MNA	(35,918)	47,647
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
The Fund’s investments expose it to various types of risks associated with financial instruments and the markets. The Fund may be exposed to the risks described below. The Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
The Fund’s ability to distribute income to shareholders will largely depend on the premiums received by the Fund with respect to its written call options. Writing call options involves the risk that the Fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. The Fund may enter into options transactions or certain other investments that constitute positions in a "straddle," which may affect the character of gains (or losses) realized by the Fund under federal income tax law. The FLEX Options held by the Fund may be less liquid than certain other securities, and are subject to certain additional risks, including clearing member risk and correlation risk. Clearing member risk is the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which  heightens the risks associated with a clearing member's default. Correlation risk is the risk that the value of the FLEX Options held by the Fund do not increase or decrease at the same rates as the underlying ETF's share price or the underlying index's price, due to interest rate changes, dividends, actual and implied volatility levels, and the remaining time until expiration. As a result, the Fund's NAV may not increase or decrease at the same rate as the underlying ETF's share price or the underlying index's price.
The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
The Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated the Fund's investments in foreign markets for the current tax year. As of April 30, 2026, the Fund did not incur foreign income tax payments that met the disclosure threshold.

15

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

b)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$30,003,840	$2,776,600	$(654,639)	$2,121,961
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as the Fund’s investment manager. The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of the Fund. HFMC pays a sub-advisory fee to the sub-adviser out of its management fee.
Under its Investment Management Agreement with HFMC, the Fund pays all of the expenses of the Fund. The table below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2026; the rates are accrued daily and paid monthly based on the Fund’s average daily net assets, at the following annual rates:
Management Fee Rates
0.4400% on first $1 billion and;
0.4300% over $1 billion
HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses to 0.49%. This contractual arrangement will remain in effect until February 28, 2027 unless the Board approves its earlier termination.
b)
Accounting Services Agreement – HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, the Fund pays HFMC a fee. The fund accounting fee for the Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Fees Paid Indirectly – The Trust has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc., to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the period ended April 30, 2026, the Fund did not recapture any fees.
d)
Distribution Plans – The Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Fund may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Fund and there are no current  plans to impose these fees.
For the period ended April 30, 2026, the Fund did not pay any Rule 12b-1 fees.
e)
Remuneration Paid to Trustees and Officers – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended April 30, 2026, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. The remuneration paid to trustees by the Fund for the period ended April 30, 2026 is disclosed in the Statement of Operations under the caption "Board of Trustees' fees."

16

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

8.
Securities Lending:
The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. The Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
The Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statement of Operations as Investment Income from securities lending. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statement of Operations.
For the period ended April 30, 2026, the Fund did not engage in securities lending.
9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Trust pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds the Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of the Trust pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of the Fund and processes the purchases and redemptions of Creation Units.
The Fund compensates State Street for the services provided under the Custodian Agreement and Transfer Agency and Service Agreement.
10.
Affiliate Holdings:
As of April 30, 2026, affiliates of The Hartford had ownership of shares in the Fund as follows:
Percentage of Fund
79%
11.
Investment Transactions:
For the period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
$14,048,409	$4,963,000	$14,048,409	$4,963,000

17

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

For the period ended April 30, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
$21,139,465	$—	$—

12.
Share Transactions:
The Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units.  "Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statement of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units. Shares of the Fund are listed and traded throughout the day on Cboe BZX. Shares of the Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer.
Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than the Fund’s NAV upon sale of shares. Because the Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Fund generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time.
The following information is for the period ended April 30, 2026:
	For the Period Ended April 30, 2026
	Shares	Amount
Equity Premium Income ETF(1)
Shares Sold	800,001	$32,137,788
Shares Redeemed	(1)	(41)
Total Net Increase (Decrease)	800,000	32,137,747

(1)	Commenced operations on December 16, 2025.
13.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

18

Hartford Equity Premium Income ETF
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

14.
Subsequent Events:
In connection with the preparation of the financial statements of the Fund as of and for the period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure.
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire Hartford Funds Management Group, Inc. (“HFMG”) and certain affiliates (including HFMC). Upon closing, HFMG will be integrated into Wellington’s U.S. Wealth business.  The resulting company will be wholly owned by Wellington and will operate under the Wellington name. The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment adviser or manager to the Fund contingent upon the approval of the Fund’s Board of Trustees and the Fund’s shareholders. For more information, please see the supplement to the Fund’s prospectus.

19

Hartford Equity Premium Income ETF
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

20

Hartford Equity Premium Income ETF
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

21

Hartford Equity Premium Income ETF
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Equity Premium Income ETF during the period December 16, 2025 through April 30, 2026:
(1) All trustees and all members of any advisory board for regular compensation: $81.
(2) Each trustee and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of the Trust paid any remuneration to its officers. The aggregate remuneration paid to the CCO by all of the series of the Trust is as follows: $8.
(4) Each person of whom any officer or trustee of the Fund is an affiliated person: Not applicable.

22

Hartford Equity Premium Income ETF
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Funds Exchange-Traded Trust
Hartford Equity Premium Income ETF
(the “Fund”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the investment company’s investment management and sub-advisory agreements. At its meeting held on November 18-19, 2025, the Board of Trustees (the “Board”) of Hartford Funds Exchange-Traded Trust (the “Trust”), including the Independent Trustees, unanimously voted to approve (i) the investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and the Trust on behalf of the Fund (the “Investment Management Agreement”); and (ii) an amendment to the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Investment Management Agreement, the “Agreements”) by and between HFMC and Wellington Management Company LLP (“Wellington” or the “Sub-adviser,” and together with HFMC, the “Advisers”), with respect to the Fund.
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered the materials and presentations from representatives of the Advisers received at meetings held on September 10-11, 2025 regarding the Fund and its investment strategies and on November 18-19, 2025 concerning the Agreements. The Independent Trustees also engaged an independent consultant (the “Consultant”) to assist them in evaluating the Fund’s proposed management fees and estimated total expense ratio.
In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements.
Throughout the evaluation process, the Board was assisted by counsel for the Fund and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength, and the Board’s past experience with each Adviser with respect to the services each Adviser provides to other funds managed by HFMC and its affiliates (the “Hartford funds”). The Board considered that HFMC has been advising actively managed exchange-traded funds (“ETFs”) since 2017 and HFMC has extensive experience advising actively managed mutual funds. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Hartford funds.
With respect to HFMC, the Board noted that, under the Investment Management Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide investment management and administrative services to the Fund in connection with selecting, monitoring and supervising the Sub-adviser, and that HFMC had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-adviser. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Hartford fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s ongoing oversight of the Sub-adviser’s investment approach and results, HFMC’s process for monitoring best execution of portfolio trades and other

23

Hartford Equity Premium Income ETF
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

trading operations by the Sub-adviser, and HFMC’s approach to risk management with respect to the Fund. The Board also considered that HFMC would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts, if any, managed by the Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.
With respect to the Sub-adviser, which would be responsible for the daily investment of the assets of the Fund, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience and expertise of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Fund and HFMC’s oversight of these practices.
The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford funds’ compliance program as a result of the addition of the Fund.
The Board considered the benefits to the Fund’s future shareholders of being part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in connection with sponsoring new funds to expand these opportunities for shareholders and providing ongoing services to the Hartford funds. The Board considered the special attributes of the Fund as an ETF relative to mutual funds and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by HFMC and its affiliates to support the ongoing operations of the Fund. In addition, the Board considered the secondary market support services to be provided by HFMC to the Fund.
In considering the foregoing information, the Board evaluated not only the information presented to the Board in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and the Sub-adviser.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC and the Sub-adviser.
Performance
The Board received and considered simulated “back-tested” results for a model portfolio over various periods and noted the inherent limitations of the data. The Board reviewed these simulated “back-tested” results relative to the Fund’s proposed benchmark and an appropriate category of funds selected by Morningstar, Inc., an independent provider of investment company data. The Board also considered that neither HFMC nor the Sub-adviser managed other funds or accounts with investment strategies substantially similar to those proposed for the Fund. The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, the simulated “back-tested” results with respect to the Fund. HFMC also provided additional information about the portfolio management team’s investment experience and its investment philosophy and process, including with respect to the Fund’s call options strategy.
Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-adviser have the capability of providing satisfactory investment performance for the Fund.
Costs of the Services and Profitability of the Advisers
In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC from the investment management and related services to be provided to the Fund. In evaluating HFMC’s estimated profitability with respect to the Fund, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to the Fund. The Board also noted that the actual profitability to HFMC of managing the Fund would depend on the growth of the Fund’s assets under management. The Board considered representations from HFMC and

24

Hartford Equity Premium Income ETF
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Wellington that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by HFMC and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Fund’s Sub-Advisory Agreement.
Based on these considerations, the Board concluded that the profits anticipated to be realized by HFMC and its affiliates from their relationships with the Fund would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the services to be rendered to and the management fees to be paid by the Fund to HFMC and the estimated total expense ratio of the Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to Wellington with respect to the Fund. In this regard, the Board requested and reviewed information from HFMC and Wellington relating to the proposed management and sub-advisory fees, including the sub-advisory fee schedule for the Fund and the amount of the management fee to be retained by HFMC, and estimated total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed management fees and estimated total expenses relative to an appropriate group of funds (the “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc., an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included considering the independent analysis of the Peer Group and the methodology by the Consultant. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and its Peer Group. The Board also considered that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and estimated total expense ratio, the Board considered that the Fund’s proposed contractual management fee was below the average and median of its Peer Group for all asset levels. The Board further considered that the Fund’s proposed contractual management fee fell within the 2nd quintile of its Peer Group. The Board also considered that the Fund’s estimated total expense ratio was within the 3rd quintile of its Peer Group. The Board noted that HFMC reported that the proposed management fee rate is comparable to or lower than those of most of the other management fee rates applicable to the Hartford funds that are actively managed equity ETFs and mutual funds and in line with funds in the Peer Group with similarly complex strategies. In addition, the Board considered the independent analysis and views of the Consultant regarding the Fund’s proposed management fees and estimated total expense ratio.
The Board received information regarding fees charged by HFMC to another Hartford fund that is a mutual fund with investment strategies substantially similar to those used for the Fund’s underlying equity portfolio. The Board noted that HFMC proposed a management fee schedule for the Fund that is similar the management fee schedule for the mutual fund. The Board reviewed information about structural, operational and other differences between the Fund and the mutual fund, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. In this regard, the Board considered that the Fund’s call options strategy adds an additional level of complexity not found in that mutual fund and that such additional complexity requires greater resources. As of the date of the Board’s approval, neither HFMC nor the Sub-adviser manages any mutual funds, ETFs or other accounts with investment strategies substantially similar to those proposed for the Fund.
Based on these considerations, the Board concluded that the Fund’s proposed fees and estimated total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoints in the proposed management fee schedule for the Fund, which would reduce the fee rate if and when Fund assets grow past certain thresholds. The Board considered HFMC’s representation that the Fund could be expected to share in the benefits from some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset

25

Hartford Equity Premium Income ETF
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

levels that trigger breakpoints or the amounts of breakpoints triggered. The Board also considered that HFMC has been active in managing expenses for the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

26

This report is submitted for the general information of the shareholders of the Fund referenced in this report. It is not authorized for distribution to persons who are not shareholders of the Fund referenced in this report unless preceded or accompanied by a current prospectus for the Fund. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the Fund. The Fund is sub-advised by Wellington Management Company LLP (Wellington). The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with Wellington or HFMC.
ETFSAR-A26 06/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: July 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: July 1, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer and principal accounting officer)